Stock-based Compensation - Summary of Estimated Grant Date Fair Value of the Company's Options (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022 [1]
2021 Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity	5 years
2022 Employee Incentive Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to maturity	2 years 8 months 12 days

[1]	Based on contractual terms